UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7217

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Waddell & Reed Advisors Asset Strategy Fund, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

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Date of fiscal year end: June 30

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Date of reporting period: December 31, 2003

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

Asset Strategy Fund

Semiannual Report
December 31, 2003

CONTENTS

3	President's Letter
5	Performance Summary
7	Portfolio Highlights
8	Investments
17	Statement of Assets and Liabilities
19	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
26	Notes to Financial Statements
33	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Asset Strategy Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Asset Strategy Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF ASSET STRATEGY FUND

December 31, 2003

Dear Shareholder

Enclosed is our report on your Fund's operations for the six months ended December 31, 2003.

2003 turned out to be an exceptionally good year for the stock market. As the year began many analysts were worried that we could have a fourth rough year. Instead, the S&P was up 29 percent and the Dow, which experienced its best year since 1996, was up 25 percent.

Why was it so good?

A number of developments drove the positive performance. Combat in Iraq ended quickly, which enabled President Bush to focus on the economy. The Federal Reserve, the Bush Administration and the Treasury took very aggressive actions in an effort to right a deteriorating economic situation. The Fed engineered a dramatic reduction in long-term interest rates. The Treasury engineered a decline in the value of the dollar. The Administration engineered a significant reduction in taxes on capital gains, dividend income and on wages and salaries. These actions were quickly recognized by the stock market as highly likely to successfully energize the economy. The stock market began to anticipate positive change in early April and really caught on by early May. A huge rally ensued. Policy initiatives caused the economy to improve sharply early in the third quarter of 2003. GDP rose more than 8 percent from July to September. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

Looking ahead

We believe that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low. As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally, we feel that the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. I believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by depleting inventories. Replenishing these have now become necessary, further boosting industrial production as this occurs.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election could also be important. Most feel that the President will be reelected. Should that not occur, there will be concern over Bush tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Finally, until recently China has been thought of as the icing on the world economic growth re-acceleration cake. Some now argue that China is the cake. Important incremental demand is coming from China. China may be overheating and a slowdown is possible. World growth expectations might then get modified.

Caveats aside, it looks as if the economy will be quite strong in the first half of 2004. The second half of the year should also be solid in our opinion, though maybe not as strong as the first half.

Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals.

Respectfully,

Henry J. Herrmann
President

The opinions expressed in this letter are those of the President of Waddell & Reed Advisors Asset Strategy Fund, Inc. and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

GOAL

Asset Strategy Fund

Seeks high total return over the long term.

Strategy

Asset Strategy Fund invests in stocks, bonds and short-term instruments. Within each of these classes, the Fund may invest in both domestic and foreign securities. The Fund selects a mix which represents the way the Fund's investments will generally be allocated over the long term as indicated. This mix will vary over shorter time periods as Fund holdings change based on the current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and/or a rise in the potential for growth stocks.

Stocks 70% (can range from 0-100%).

Bonds 25% (can range from 0-100%).

Short-Term Instruments 5% (can range from 0-100%).

Founded

1995

Scheduled Dividend Frequency

Quarterly

(March, June, September, December)

Performance Summary - Class A Shares

Per Share Data

For the Six Months Ended December 31, 2003

Dividends paid	$0.03

Net asset value on
12-31-03	$6.88
6-30-03	6.41

Change per share	$0.47

      Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

      Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 12-31-03	4.55%	10.93%	6.10%	10.10%
5-year period ended 12-31-03	7.35%	8.63%	-	-
10-year period ended 12-31-03	-	-	-	-
Since inception of Class(F)	8.09%	8.82%	7.20%	7.58%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)3-9-95 for Class A shares and 10-6-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C (B)	Class Y (C)

1-year period ended 12-31-03	10.10%	11.36%
5-year period ended 12-31-03	-	9.04%
10-year period ended 12-31-03	-	-
Since inception of Class(D)	7.73%	8.72%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)10-5-99 for Class C shares and 9-27-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

Portfolio Highlights

On December 31, 2003, Waddell & Reed Advisors Asset Strategy Fund, Inc. had net assets totaling $548,898,415 invested in a diversified portfolio of:

49.63%	Common Stocks
14.29%	Cash and Cash Equivalents, Unrealized Gain on Open Forward Currency Contracts and Options
11.33%	Bullion
10.21%	Corporate Debt Securities
7.99%	United States Government Securities
6.55%	Other Government Securities

As a shareholder of Waddell & Reed Advisors Asset Strategy Fund, Inc., for every $100 you had invested on December 31, 2003, your Fund owned:
Common Stocks	$49.63
Cash and Cash Equivalents, Unrealized Gain on Open Forward Currency Contracts and Options	$14.29
Bullion	$11.33
Corporate Debt Securities	$10.21
United States Government Securities	$7.99
Other Government Securities	$6.55

THE INVESTMENTS OF ASSET STRATEGY FUND

December 31, 2003
BULLION - 11.33%	Troy Ounces	Value

Gold	149,647	$62,215,537
(Cost: $50,898,239)

COMMON STOCKS	Shares

Aircraft - 1.07%
Lockheed Martin Corporation	57,800	2,970,920
Northrop Grumman Corporation	30,300	2,896,680
		5,867,600
Banks - 0.86%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	163	1,272,047
Kookmin Bank (A)	92,200	3,455,082
		4,727,129
Business Equipment and Services - 1.83%
Canon Inc. (A)	186,000	8,664,084
CheckFree Corporation*	50,000	1,383,500
		10,047,584
Capital Equipment - 1.54%
Deere & Company	86,400	5,620,320
Kubota Corporation (A)	687,000	2,834,576
		8,454,896
Chemicals - Petroleum and Inorganic - 0.81%
Goodrich Corporation	148,970	4,422,919

Coal - 0.29%
Massey Energy Company	76,300	1,587,040

Communications Equipment - 0.22%
Enterasys Networks, Inc.*	325,900	1,222,125

Computers - Peripherals - 0.50%
VERITAS Software Corporation*	73,700	2,735,007

Construction Materials - 1.66%
CRH public limited company (A)	111,100	2,274,592
Cemex, S.A. de C.V., ADR	261,500	6,851,300
		9,125,892
Consumer Electronics - 0.47%
Matsushita Electric Industrial Co., Ltd. (A)	188,000	2,600,849

Electrical Equipment - 0.50%
W.W. Grainger, Inc.	57,800	2,739,142

Electronic Components - 0.21%
NEC Electronics Corporation (A)	15,600	1,141,694

Food and Related - 2.60%
American Italian Pasta Company, Class A*	54,280	2,274,332
Archer Daniels Midland Company	366,500	5,578,130
Bunge Limited	195,200	6,425,984
		14,278,446
Forest and Paper Products - 0.64%
Aracruz Celulose S.A., ADR	99,500	3,486,480

Gold and Precious Metals - 0.60%
Agnico-Eagle Mines Limited	65,288	788,026
Yanzhou Coal Mining Company Limited, Class H (A)	2,486,000	2,513,602
		3,301,628
Health Care - Drugs - 2.12%
Abbott Laboratories	130,300	6,071,980
Pfizer Inc.	157,600	5,568,008
		11,639,988
Health Care - General - 0.91%
Wyeth	117,200	4,975,140

Hospital Supply and Management - 0.93%
Medtronic, Inc.	104,700	5,089,467

Household - General Products - 2.15%
Clorox Company (The)	116,400	5,652,384
Reckitt Benckiser plc (A)	273,000	6,157,810
		11,810,194
Mining - 5.20%
BHP Billiton Plc (A)	823,870	7,560,352
Freeport-McMoRan Copper & Gold Inc., Class B	182,500	7,688,725
Noranda Inc. (A)	249,200	3,962,135
Rio Tinto plc (A)	265,420	7,308,296
Vedanta Resources plc (A)(B)	305,500	2,006,206
		28,525,714
Motor Vehicles - 4.20%
Honda Motor Co., Ltd. (A)	227,200	10,095,421
Hyundai Motor Company (A)	69,820	2,959,220
Toyota Motor Corporation (A)	296,500	10,019,417
		23,074,058
Multiple Industry - 4.54%
AB Volvo, Class B (A)	206,000	6,301,183
Companhia Vale do Rio Doce, ADR	123,900	7,248,150
Hutchison Whampoa Limited, Ordinary Shares (A)	788,000	5,785,311
Samsung Electronics Co., Ltd. (A)	14,850	5,620,940
		24,955,584
Petroleum - Canada - 0.26%
Nabors Industries Ltd.*	34,600	1,435,900

Petroleum - Domestic - 2.69%
Anadarko Petroleum Corporation	142,900	7,289,329
Burlington Resources Inc.	106,200	5,881,356
Patterson-UTI Energy, Inc.*	48,300	1,588,829
		14,759,514
Petroleum - International - 1.53%
CNOOC Limited (A)	1,576,500	3,096,631
Exxon Mobil Corporation	128,700	5,276,700
		8,373,331
Petroleum - Services - 1.19%
Baker Hughes Incorporated	124,200	3,994,272
GlobalSanteFe Corporation	101,800	2,527,694
		6,521,966
Photographic Equipment - 1.86%
Fuji Photo Film Co., Ltd. (A)	316,000	10,206,394

Real Estate Investment Trust - 0.21%
Mitsui Fudosan Co., Ltd. (A)	128,000	1,156,630

Restaurants - 0.52%
Wendy's International, Inc.	73,300	2,876,292

Retail - Food Stores - 1.05%
Walgreen Co.	158,500	5,766,230

Retail - General Merchandise - 1.84%
Costco Wholesale Corporation*	156,800	5,825,120
NEXT plc (A)	213,200	4,272,514
		10,097,634
Retail - Specialty Stores - 0.51%
Gymboree Corporation (The)*	163,200	2,822,544

Utilities - Electric - 0.92%
Southern Company	166,200	5,027,550

Utilities - Telephone - 3.20%
BellSouth Corporation	263,100	7,445,730
China Mobile (Hong Kong) Limited (A)	1,930,000	5,916,433
NTT DoCoMo, Inc. (A)	528	1,197,704
Sprint Corporation - FON Group	182,200	2,991,724
		17,551,591

TOTAL COMMON STOCKS - 49.63%		$272,404,152
(Cost: $247,643,442)

THE INVESTMENTS OF ASSET STRATEGY FUND

December 31, 2003
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 0.39%
Raytheon Company,
6.5%, 7-15-05	$2,000	$2,131,352

Banks - 0.66%
Banco Nacional de Comercio Exterior, S.N.C.,
7.25%, 2-2-04	3,040	3,055,200
Norwest Financial, Inc.,
7.6%, 5-3-05	537	577,951
		3,633,151
Beverages - 0.87%
Coca-Cola FEMSA, S.A. de C.V.,
8.95%, 11-1-06	3,150	3,598,875
Pepsi-Gemex, S.A. de C.V.,
9.75%, 3-30-04	1,150	1,181,625
		4,780,500
Broadcasting - 0.52%
Grupo Televisa, S.A.,
8.625%, 8-8-05	2,600	2,850,250

Construction Materials - 0.61%
Hanson Overseas B.V.,
6.75%, 9-15-05	3,100	3,327,943

Finance Companies - 0.37%
Toyota Motor Credit Corporation,
4.05%, 11-30-04	2,000	2,045,940

Food and Related - 2.03%
ConAgra, Inc.,
7.5%, 9-15-05	1,030	1,119,049
GRUMA, S.A. de C.V.,
7.625%, 10-15-07	1,150	1,236,250
Kellogg Company,
6.625%, 1-29-04	5,000	5,016,695
Sara Lee Corporation,
6.45%, 9-26-05	3,500	3,755,164
		11,127,158
Forest and Paper Products - 0.70%
Abitibi-Consolidated Inc.,
8.3%, 8-1-05	1,625	1,719,479
International Paper Company,
8.125%, 7-8-05	1,925	2,096,997
		3,816,476
Furniture and Furnishings - 0.13%
Leggett & Platt, Incorporated,
7.65%, 2-15-05	650	693,696

Leisure Time Industry - 0.24%
Royal Caribbean Cruises Ltd.,
8.125%, 7-28-04	1,300	1,342,250

Motor Vehicles - 0.48%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	2,600	2,607,777

Multiple Industry - 0.37%
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	2,000	2,024,976

Petroleum - International - 0.38%
Petroleos Mexicanos,
6.5%, 2-1-05	2,000	2,092,500

Petroleum - Services - 0.20%
Pemex Finance Ltd. and Petroleos Mexicanos,
8.02%, 5-15-07	1,000	1,102,490

Publishing - 0.15%
Pearson Inc.,
7.375%, 9-15-06 (B)	750	834,915

Railroad - 0.26%
MRS Logistica S.A.,
10.625%, 8-15-05	1,400	1,428,000

Retail - Specialty Stores - 0.10%
Lowe's Companies, Inc.,
7.5%, 12-15-05	500	551,907

Utilities - Electric - 0.39%
Dominion Resources, Inc.,
7.625%, 7-15-05	2,000	2,160,534

Utilities - Gas and Pipeline - 0.77%
Consolidated Natural Gas Company,
7.25%, 10-1-04	1,500	1,559,422
Sonat Inc.,
6.875%, 6-1-05	1,500	1,477,500
Wisconsin Gas Company,
6.375%, 11-1-05	1,135	1,216,908
		4,253,830
Utilities - Telephone - 0.59%
Comtel Brasileira Ltda.,
10.75%, 9-26-04	500	526,250
Telefonos de Mexico, S.A. de C.V.,
8.25%, 1-26-06	1,000	1,102,580
Verizon Global Funding Corp. and Verizon
Communications Inc.,
6.75%, 12-1-05	1,500	1,627,605
		3,256,435

TOTAL CORPORATE DEBT SECURITIES - 10.21%		$56,062,080
(Cost: $54,901,629)

OTHER GOVERNMENT SECURITIES

England - 0.52%
United Kingdom Treasury,
8.5%, 12-7-05 (C)	GBP	1,500	2,883,529

Germany - 3.94%
Bundesschatzanweisungen Treasury Note,
2.5%, 3-18-05 (C)	EUR	17,125	21,632,747

Mexico - 0.11%
United Mexican States,
8.625%, 3-12-08		$500	588,750

Supranational - 1.98%
European Investment Bank,
2.88%, 1-17-06 (C)	HKD	40,000	5,279,889
International Finance Corporation,
5.18%, 3-8-07 (C)		40,000	5,562,740
			10,842,629

TOTAL OTHER GOVERNMENT SECURITIES - 6.55%			$35,947,655
(Cost: $32,593,783)

THE INVESTMENTS OF ASSET STRATEGY FUND

December 31, 2003
UNITED STATES GOVERNMENT SECURITIES	Principal Amount in Thousands	Value

Mortgage-Backed Obligations - 0.92%
Federal Home Loan Mortgage Corporation Agency
REMIC/CMO:
5.0%, 2-15-20	$5,643	$702,129
5.0%, 6-15-22	8,532	845,876
5.0%, 7-15-22	29,119	2,906,133
5.0%, 1-15-23	5,639	584,467
		5,038,605
Treasury Obligations - 7.07%
United States Treasury Notes:
3.0%, 2-29-04	15,300	15,349,006
3.375%, 4-30-04 (D)	14,100	14,211,263
1.125%, 6-30-05	9,300	9,250,226
		38,810,495

TOTAL UNITED STATES GOVERNMENT SECURITIES - 7.99%		$43,849,100
(Cost: $43,961,180)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.02%	Face Amount in Thousands

Japanese Yen, 8-5-04 (C)	JPY 578,906		148,526
Japanese Yen, 8-5-04 (C)	578,906		4,173
Swiss Franc, 2-11-04 (C)	CHF	5,920	150,715
Swiss Franc, 2-11-04 (C)		5,920	(217,317)
			$86,097

CALL OPTIONS - 0.35%	Number of Contracts

Coca-Cola Company (The), February 47.5, Expires 2-21-04		2,986	1,045,100
Estee Lauder Companies Inc. (The), Class A, April 40,
Expires 4-17-04		3,544	659,184
Microsoft Corporation, January 27.5,
Expires 1-17-04		979	44,055
Walgreen Co., February 35,
Expires 2-21-04		780	179,400
			$1,927,739
(Cost: $1,138,966)

THE INVESTMENTS OF ASSET STRATEGY FUND

December 31, 2003
SHORT-TERM SECURITIES	Principal Amount in Thousands	Value

Commercial Paper
Chemicals - Specialty - 0.36%
Air Products and Chemicals, Inc.,
0.9%, 1-2-04	$1,963	$1,962,951

Publishing - 0.73%
Gannett Co., Inc.,
1.05%, 1-15-04	4,000	3,998,367

Security and Commodity Brokers - 0.54%
UBS Finance Delaware LLC,
0.98%, 1-5-04	3,000	2,999,673

Total Commercial Paper - 1.63%		8,960,991

United States Government Securities
Treasury Obligations - 12.11%
United States Treasury Bill,
0.94%, 2-5-04 (E)	66,500	66,439,873

TOTAL SHORT-TERM SECURITIES - 13.74%		$75,400,864
(Cost: $75,400,864)

TOTAL INVESTMENT SECURITIES - 99.82%		$547,893,224
(Cost: $506,538,103)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.18%		1,005,191

NET ASSETS - 100.00%		$548,898,415

THE INVESTMENTS OF ASSET STRATEGY FUND

December 31, 2003

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the total value of these securities amounted to $5,448,898 or 0.99% of net assets.

(C)Principal amounts are denominated in the indicated foreign currency, were applicable (EUR - Euro, GBP - British Pound, HKD - Hong Kong Dollar, JPY - Japanese Yen, CHF - Swiss Franc).
(D)As of December 31, 2003, a portion of this security was used as cover for the following written call option (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
Microsoft Corporation	979	January/30	$19,580	$780

(E)Security serves as collateral for the following open futures contract at December 31, 2003. (See Note 7 to financial statements):
Underlying Security	Number of Contracts	Expiration Date	Market Value	Cost
S&P 500 Index	135	18-Mar-04	$37,482,750	$35,789,275

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

ASSET STRATEGY FUND

December 31, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investments - at value (Notes 1 and 3):
Bullion (cost - $50,898)	$62,215
Securities (cost - $455,640)	485,678

547,893
Receivables:
Investment securities sold	5,935
Dividends and interest	2,476
Fund shares sold	1,322
Prepaid insurance premium	10

Total assets	557,636

LIABILITIES
Payable for investment securities purchased	6,263
Payable to Fund shareholders	2,033
Accrued shareholder servicing (Note 2)	163
Variation margin payable (Note 7)	98
Accrued service fee (Note 2)	95
Accrued accounting and administrative services fees (Note 2)	12
Accrued management fee (Note 2)	11
Accrued distribution fee (Note 2)	5
Outstanding written options - at value (Note 6)	1
Other liabilities	57

Total liabilities	8,738

Total net assets	$548,898

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (Continued)

ASSET STRATEGY FUND

December 31, 2003
(In Thousands, Except for Per Share Amounts)

NET ASSETS
$0.01 par value capital stock:
Capital stock	$798
Additional paid-in capital	503,470
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	214
Accumulated undistributed net realized gain on investment transactions	4,657
Net unrealized appreciation in value of securities	40,480
Net unrealized depreciation in value of futures contracts	(1,693)
Net unrealized appreciation in value of forward currency contracts	86
Net unrealized appreciation in value of foreign currency exchange	78
Net unrealized appreciation in value of written options	19
Net unrealized appreciation in value of purchased options	789

Net assets applicable to outstanding units of capital	$548,898

Net asset value per share (net assets divided by shares outstanding):
Class A	$6.88
Class B	$6.87
Class C	$6.87
Class Y	$6.88
Capital shares outstanding:
Class A	67,795
Class B	8,905
Class C	2,807
Class Y	291
Capital shares authorized	1,000,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

ASSET STRATEGY FUND

For the Six Months Ended December 31, 2003
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$3,147
Dividends (net of foreign withholding taxes of $58)	1,643

Total income	4,790

Expenses (Note 2):
Investment management fee	1,838
Shareholder servicing:
Class A	725
Class B	136
Class C	39
Class Y	2
Service fee:
Class A	534
Class B	72
Class C	23
Distribution fee:
Class A	26
Class B	216
Class C	68
Accounting and administrative services fees	70
Custodian fees	26
Audit fees	14
Legal fees	6
Other	131

Total expenses	3,926

Net investment income	864

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (Continued)

ASSET STRATEGY FUND

For the Six Months Ended December 31, 2003
(In Thousands)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	$12,254
Realized net gain on purchased options	418
Realized net loss on written options	(72)
Realized net loss on futures contracts	(2,783)
Realized net gain on foreign currency transactions	451

Realized net gain on investments	10,268

Unrealized appreciation in value of securities during the period	27,822
Unrealized depreciation in value of futures contracts during the period	(1,542)
Unrealized appreciation in value of forward currency contracts during the period	1,008
Unrealized appreciation in value of foreign currency transactions during the period	75
Unrealized appreciation in value of written options during the period	19
Unrealized appreciation in value of purchased options during the period	789

Unrealized appreciation in value of investments during the period	28,171

Net gain on investments	38,439

Net increase in net assets resulting from operations	$39,303

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

ASSET STRATEGY FUND

(In Thousands)

	For the six months ended December 31, 2003	For the fiscal year ended June 30, 2003

INCREASE IN NET ASSETS
Operations:
Net investment income	$864	$4,132
Realized net gain on investments	10,268	4,637
Unrealized appreciation	28,171	8,998

Net increase in net assets resulting from operations	39,303	17,767

Distributions to shareholders from net investment income (Note 1E):(1)
Class A	(1,700)	(3,766)
Class B	-	(77)
Class C	-	(35)
Class Y	(11)	(22)
	(1,711)	(3,900)

Capital share transactions (Note 5)	(1,939)	219,590

Total increase	35,653	233,457
NET ASSETS
Beginning of period	513,245	279,788

End of period	$548,898	$513,245

Undistributed net investment income	$214	$610

(1)See "Financial Highlights" on pages 22 - 25.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND

Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended September 30,
	12-31-03		2003	2002	6-30-01		2000	1999	1998

Net asset value, beginning of period	$6.41		$6.27	$6.34	$7.53		$5.82	$5.78	$5.99

Income (loss) from investment operations:
Net investment income	0.02		0.07	0.11	0.11		0.04	0.09	0.15
Net realized and unrealized gain (loss) on investments	0.48		0.14	(0.06)	(0.44)		1.88	0.29	0.28

Total from investment operations	0.50		0.21	0.05	(0.33)		1.92	0.38	0.43

Less distributions:
From net investment income	(0.03)		(0.07)	(0.12)	(0.11)		(0.03)	(0.10)	(0.17)
From capital gains	(0.00)		(0.00)	(0.00)	(0.69)		(0.18)	(0.24)	(0.47)
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.06)		(0.00)	(0.00)	(0.00)

Total distributions	(0.03)		(0.07)	(0.12)	(0.86)		(0.21)	(0.34)	(0.64)

Net asset value, end of period	$6.88		$6.41	$6.27	$6.34		$7.53	$5.82	$5.78

Total return(1)	7.74%		3.30%	0.86%	- 4.92%		33.87%	6.90%	7.89%
Net assets, end of period (in millions)	$467		$438	$235	$143		$89	$48	$33
Ratio of expenses to average net assets	1.37	%(2)	1.36%	1.41%	1.42	%(2)	1.55%	1.90%	1.62%
Ratio of net investment income to average net assets	0.46	%(2)	1.13%	1.84%	2.45	%(2)	0.74%	1.55%	2.45%
Portfolio turnover rate	113.83%		121.92%	166.57%	115.03%		174.40%	176.63%	230.09%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.

(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND

Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended	For the period from 10-6-99(1) through
	12-31-03		2003	2002	6-30-01	9-30-00

Net asset value, beginning of period	$6.40		$6.27	$6.34	$7.50		$5.89

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.01	0.06	0.06		0.01
Net realized and unrealized gain (loss) on investments	0.48		0.13	(0.06)	(0.42)		1.79

Total from investment operations	0.47		0.14	0.00	(0.36)		1.80

Less distributions:
From net investment income	(0.00)		(0.01)	(0.07)	(0.05)		(0.01)
From capital gains	(0.00)		(0.00)	(0.00)	(0.69)		(0.18)
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.06)		(0.00)

Total distributions	(0.00)		(0.01)	(0.07)	(0.80)		(0.19)

Net asset value, end of period	$6.87		$6.40	$6.27	$6.34		$7.50

Total return	7.34%		2.25%	0.00%	-5.38%		31.71%
Net assets, end of period (in millions)	$61		$55	$33	$19		$7
Ratio of expenses to average net assets	2.27	%(2)	2.26%	2.27%	2.26	%(2)	2.29	%(2)
Ratio of net investment income (loss) to average net assets	-0.45	%(2)	0.23%	0.98%	1.63	%(2)	0.22	%(2)
Portfolio turnover rate	113.83%	121.92%		166.57%	115.03%	174.40		%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND

Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended	For the period from 10-5-99(1) through
	12-31-03		2003	2002	6-30-01	9-30-00

Net asset value, beginning of period	$6.40		$6.27	$6.34	$7.51		$5.86

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.01	0.06	0.07		0.01
Net realized and unrealized gain (loss) on investments	0.48		0.13	(0.06)	(0.43)		1.83

Total from investment operations	0.47		0.14	0.00	(0.36)		1.84

Less distributions:
From net investment income	(0.00)		(0.01)	(0.07)	(0.06)		(0.01)
From capital gains	(0.00)		(0.00)	(0.00)	(0.69)		(0.18)
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.06)		(0.00)

Total distributions	(0.00)		(0.01)	(0.07)	(0.81)		(0.19)

Net asset value, end of period	$6.87		$6.40	$6.27	$6.34		$7.51

Total return	7.34%	2.30%		0.00%	-5.44%	32.47%
Net assets, end of period (in millions)	$19		$18	$10	$5		$2
Ratio of expenses to average net assets	2.23	%(2)	2.18%	2.26%	2.26	%(2)	2.25	%(2)
Ratio of net investment income (loss) to average net assets	-0.41	%(2)	0.31%	0.98%	1.62	%(2)	0.30	%(2)
Portfolio turnover rate	113.83%	121.92%		166.57%	115.03%	174.40		%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND

Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended September 30,
	12-31-03		2003	2002	6-30-01		2000	1999	1998

Net asset value, beginning of period	$6.41		$6.27	$6.34	$7.53		$5.83	$5.78	$5.99

Income (loss) from investment operations:
Net investment income	0.03		0.09	0.13	0.14		0.08	0.12	0.16
Net realized and unrealized gain (loss) on investments	0.48		0.14	(0.05)	(0.45)		1.86	0.28	0.29

Total from investment operations	0.51		0.23	0.08	(0.31)		1.94	0.40	0.45

Less distributions:
From net investment income	(0.04)		(0.09)	(0.15)	(0.13)		(0.06)	(0.11)	(0.19)
From capital gains	(0.00)		(0.00)	(0.00)	(0.69)		(0.18)	(0.24)	(0.47)
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.06)		(0.00)	(0.00)	(0.00)

Total distributions	(0.04)		(0.09)	(0.15)	(0.88)		(0.24)	(0.35)	(0.66)

Net asset value, end of period	$6.88		$6.41	$6.27	$6.34		$7.53	$5.83	$5.78

Total return		7.95%	3.69%	1.27%	- 4.61%		34.21%	7.35%	8.26%
Net assets, end of period (in thousands)	$2,002	$2,040		$1,688	$698	$474		$284	$243
Ratio of expenses to average net assets	0.96	%(1)	0.96%	0.99%	1.02	%(1)	1.26%	1.49%	1.37%
Ratio of net investment income to average net assets	0.87	%(1)	1.49%	2.23%	2.84	%(1)	1.16%	1.96%	2.79%
Portfolio turnover rate	113.83%		121.92%	166.57%	115.03%		174.40%	176.63%	230.09%

(1)Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Asset Strategy Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high total return over the long term through investments in stocks, bonds and short-term instruments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

E. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5792 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,538,619. During the period ended December 31, 2003, W&R received $82,967 and $4,202 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $1,061,191 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $11,405, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $290,053,596, while proceeds from maturities and sales aggregated $182,904,875. Purchases of options aggregated $3,993,669, while proceeds from options aggregated $3,272,458. Purchases of short-term securities and United States Government securities aggregated $727,365,650 and $148,770,322, respectively. Proceeds from maturities and sales of short-term securities and United States Government securities aggregated $660,341,296 and $304,085,798, respectively. Purchases of gold bullion aggregated $9,326,200, while proceeds from sales aggregated $9,430,896.

For Federal income tax purposes, cost of investments owned at December 31, 2003 was $506,538,103, resulting in net unrealized appreciation of $41,269,024, of which $43,826,581 related to appreciated securities and $2,557,557 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2003 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$4,151,620
Distributed ordinary income	3,899,716
Undistributed ordinary income*	619,616

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	-

Post-October losses deferred	-

*This entire amount was distributed prior to December 31, 2003.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

June 30, 2010	$5,449,671

United Gold & Government Fund, Inc. ("UGG"), one of the mutual funds managed by WRIMCO, was merged into the Fund as of June 30, 1999. At the time of the merger UGG had capital loss carryovers available to offset future gains of the Fund. These carryovers are limited to $489,523 for the period ending June 30, 2004 and $489,523 for each period ending from June 30, 2004 through 2006 plus any unused limitations from prior years.

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended 12-31-03	For the fiscal year ended 6-30-03

Shares issued from sale of shares:
Class A
	10,278	44,989
Class B
	1,383	5,093
Class C
	623	2,529
Class Y
	49	384
Shares issued from reinvestment of dividends:
Class A
	253	590
Class B
	-	12
Class C
	-	6
Class Y
	2	3
Shares redeemed:
Class A
	(11,141)	(14,685)
Class B
	(1,042)	(1,804)
Class C
	(620)	(1,288)
Class Y
	(78)	(338)

Increase (decrease) in outstanding capital shares	(293)	35,491

Value issued from sale of shares:
Class A
	$66,840	$278,868
Class B
	8,962	31,580
Class C
	4,048	15,686
Class Y
	319	2,380
Value issued from reinvestment of dividends:
Class A
	1,684	3,730
Class B
	-	76
Class C
	-	35
Class Y
	11	22
Value redeemed:
Class A
	(72,528)	(91,448)
Class B
	(6,759)	(11,229)
Class C
	(4,008)	(8,028)
Class Y
	(508)	(2,082)

Increase (decrease) in outstanding capital	$(1,939)	$219,590

NOTE 6 - Options

Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. When a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

Transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at June 30, 2003	-	$-
Options written	9,380	1,100,855
Options terminated in closing purchase transactions	(8,401)	(1,081,275)
Options exercised	-	-
Options expired	-	-

Outstanding at December 31, 2003	979	$19,580

Transactions in put options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at June 30, 2003	-	$-
Options written	436	51,010
Options terminated in closing purchase transactions	(436)	(51,010)
Options exercised	-	-
Options expired	-	-

Outstanding at December 31, 2003	-	$-

NOTE 7 - Futures

No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contract, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Asset Strategy Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Asset Strategy Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Asset Strategy Fund, Inc. as of December 31, 2003, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2003, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 17, 2004

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-  4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Asset Strategy Fund, Inc.

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Cash Management, Inc.

Waddell & Reed Advisors Continental Income Fund, Inc.

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Income Fund

Waddell & Reed Advisors Global Bond Fund, Inc.

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund, Inc.

Waddell & Reed Advisors International Growth Fund, Inc.

Waddell & Reed Advisors Limited-Term Bond Fund

Waddell & Reed Advisors Municipal Bond Fund, Inc.

Waddell & Reed Advisors Municipal High Income Fund, Inc.

Waddell & Reed Advisors New Concepts Fund, Inc.

Waddell & Reed Advisors Retirement Shares, Inc.

Waddell & Reed Advisors Science and Technology Fund

Waddell & Reed Advisors Small Cap Fund, Inc.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your

local office as listed on your

Account Statement, or contact:

      WADDELL & REED CLIENT SERVICES
      6300 Lamar Avenue
      P.O. Box 29217
      Shawnee Mission, KS 66201-9217
      (888) WADDELL
      (888) 923-3355

Our INTERNET address is:

      http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1017SA (12-03)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Asset Strategy Fund, Inc.

(Registrant)

By         /s/Kristen A. Richards

         Kristen A. Richards, Vice President and Secretary

Date March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Henry J. Herrmann

         Henry J. Herrmann, President and Principal Executive Officer

Date March 5, 2004

By         /s/Theodore W. Howard

         Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 5, 2004